Inventory (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory, Net	$ 93,663	$ 151,204	$ 248,784
Inventory, Gross		152,432
Inventory, Raw Materials, Gross		23,623
Inventory, Finished Goods, Gross		123,094
Retail Related Inventory, Packaging and Other Supplies		5,715
Previously Reported [Member]
Inventory, Net		$ 151,204	$ 248,784